INVESTMENTS IN JOINT VENTURES AND ASSOCIATE (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN JOINT VENTURES AND ASSOCIATE
Schedule of investment in joint ventures and associate

	December 31,	December 31,
	2018	2017
Puren	18.3	18.2
Bald Mountain Exploration Joint Venture (a)	—	5.5
	$18.3	$23.7

(a)	On October 2, 2018, the Company acquired the remaining 50% interest in the Bald Mountain exploration joint venture it did not already own. See Note 6iii.

Schedule of equity in losses of joint ventures and associate

	Years ended December 31,
	2018	2017
Puren (a)	0.1	(0.1)
Bald Mountain Exploration Joint Venture (a), (b)	(0.4)	(0.7)
Cerro Casale (a), (c)	—	(0.5)
	$(0.3)	$(1.3)

(a)	Represents Kinross’ share of the net earnings (loss) and other comprehensive income (loss).
(b)	On October 2, 2018, the Company acquired the remaining 50% interest in the exploration joint venture it did not already own. See Note 6iii.
(c)	On June 9, 2017, the Company completed the sale of its interest in Cerro Casale project in Chile to Goldcorp. See Note 6iv.